AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Equity Hedged Fund
Investment Objective
The Fund seeks capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 293 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI U.S. Equity Hedged Fund		A	C	Institutional	P	D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI U.S. Equity Hedged Fund		A	C	Institutional	P	D
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses		2.75%	2.78%	2.34%	2.68%	7.48%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	[2]	3.79%	4.57%	3.13%	3.47%	8.52%
Expense Reductions	[3]	(2.45%)	(2.48%)	(2.04%)	(2.28%)	(7.18%)
Total Annual Fund Operating Expenses After Expense Reductions	[3]	1.34%	2.09%	1.09%	1.19%	1.34%
[1]	Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund's assets among the Other Acquired Funds and upon the total annual operating expenses of Other Acquired Funds for the current fiscal year. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC ("Allianz Global Fund Management" or the "Manager") to waive, through March 30, 2016, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses, Acquired Fund Fees and Expenses, and certain credits and other expenses, exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Institutional Class shares, 1.10% for Class P shares and 1.25% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI U.S. Equity Hedged Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	679	1,430	2,200	4,208
C	312	1,157	2,109	4,528
Institutional	111	774	1,462	3,297
P	121	853	1,607	3,595
D	136	1,841	3,428	6,931

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI U.S. Equity Hedged Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	679	1,430	2,200	4,208
C	212	1,157	2,109	4,528
Institutional	111	774	1,462	3,297
P	121	853	1,607	3,595
D	136	1,841	3,428	6,931

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2014 was 5% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund may gain exposure to such stocks directly or indirectly. The Fund currently defines “U.S. companies” as those companies whose securities are traded in U.S. markets and that (i) are organized or headquartered in the United States or (ii) are designated as U.S. companies by commonly recognized market data services. To achieve its long equity exposure, the Fund expects to invest typically in one or more exchange traded funds (ETFs), such as the SPDR® S&P 500® ETF, that are intended to achieve exposure to and approximate the relative weighting of stocks in the S&P 500 Index, which may include real estate investment trusts (REITs). The Fund may also invest in substantially all of the companies included in the S&P 500 Index, seeking to replicate approximately the relative weighting of the stocks in the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to the desired investments through other instruments, the Fund may also invest in stock index futures, other ETFs and other derivative instruments.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund seeks to employ a strategy of investing in exchange-traded options or FLEX options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) that, when paired with the equity portfolio, promote the protection of capital during unfavorable market conditions (the “Index Option Strategy”). Under normal market conditions, the option positions will consist of long puts expiring in roughly equal proportions over longer periods (e.g., the next 12 months), and short call positions expiring over a shorter period (e.g. less than 45 days) with notional value roughly equal to the full value of the Fund’s stock portfolio. The long puts are designed to significantly protect the downside of the Fund’s stock portfolio, which means that the notional value may be roughly equal to or may significantly exceed the full value of the Fund’s stock portfolio. Additionally, under certain circumstances, the portfolio managers may construct paired option positions, or so-called “option spreads,” such as by pairing a long put position with a short put position. The Fund may enter into put spreads to seek to capture value from slight market decreases. All options are expected to be held to expiration (unless redemptions require earlier close-out), and strike prices are systematically selected.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be affected by factors, risks and performance specific to Other Acquired Funds.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Institutional Class and Class P performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 10/01/2013–12/31/2013	6.99%
Lowest 07/01/2014–09/30/2014	-0.89%

Average Annual Total Returns (for periods ended 12/31/14)
Average Annual Returns AllianzGI U.S. Equity Hedged Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	1.34%	8.76%	Dec. 03, 2012
C	5.49%	10.98%	Dec. 03, 2012
Institutional	7.49%	12.07%	Dec. 03, 2012
P	7.44%	11.97%	Dec. 03, 2012
D	7.21%	11.78%	Dec. 03, 2012
After Taxes on Distributions A	(2.12%)	6.46%
After Taxes on Distributions and Sale of Fund Shares A	0.71%	5.66%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	22.59%	Dec. 03, 2012
Lipper Alternative Long/Short Equity Funds Average	3.30%	8.95%	Dec. 03, 2012

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.